Supplemental disclosure of cash flow information	3 Months Ended
Mar. 31, 2023
Supplemental disclosure of cash flow information

6. Supplemental disclosure of cash flow information

	Three months ended
	March 31,
	2023	2022
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	203	474
Inventory	5	(206)
Prepaid expenses and other current assets	626	711
Payables and accrued liabilities	235	159
Deferred revenues	(154)	8
Provision for restructuring and other costs	(9)	-
Employee future benefits	(145)	(20)
	761	1,126

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2023, and for the three months ended March 31, 2023 and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)